Offerings - Offering: 1	Nov. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100
Offering Note

1
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and is based on the proposed maximum aggregate offering price of the shares of common stock, par value $0.01 per share, of the registrant that may be offered and sold from time to time pursuant to the Equity Offering Sales Agreement, dated November 10, 2026, by and among the registrant and the agents and forward sellers named therein. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant previously deferred payment of all of the registration fee for the registrant’s Registration Statement on Form S-3 (File No. 333-298131), filed with the Securities and Exchange Commission on August 7, 2026 (the “Registration Statement”). This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the Registration Statement previously filed.